UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
(Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.10%
	Asset Management - 4.23%
900	BlackRock, Inc.	$345,159
22,942	Grupo Financiero Interacciones SA de CV (b)	106,608
19,134	Hargreaves Lansdown plc (b)	311,888
11,807	Noah Holdings Ltd. - ADR (a)	299,662
		1,063,317
	Banking - 1.26%
6,096	Bank of the Ozarks, Inc.	317,053
	Biotechnology & Pharmaceutical - 6.35%
5,464	Gilead Sciences, Inc.	371,115
2,158	Jazz Pharmaceuticals plc (a)	313,190
827	Regeneron Pharmaceuticals, Inc. (a)	320,471
357,737	Sino Biopharmaceutical Ltd. (b)	294,604
2,207	United Therapeutics Corp. (a)	298,784
		1,598,164
	Chemicals - 1.24%
387,209	Fufeng Group Ltd. (b)	311,900
	Commercial Services - 2.52%
2,545	Cintas Corp.	322,045
78,199	IWG plc (b)	312,541
		634,586
	Consumer Products - 3.71%
6,775	Brown-Forman Corp. - Class B	312,869
2,416	The JM Smucker Co.	316,689
120,253	Wilmar International Ltd. (b)	303,459
		933,017
	Containers & Packaging - 3.24%
18,217	Cascades, Inc. (b)	187,807
420,000	Lee & Man Paper Manufacturing Ltd. (b)	321,019
285,677	Nine Dragons Paper Holdings Ltd. (b)	306,942
		815,768
	Design, Manufacturing & Distribution - 1.20%
7,173	Fabrinet (a)(b)	301,481
	Electrical Equipment - 1.19%
7,679	Renishaw plc (b)	299,502
	Gaming, Lodging & Restaurants - 2.73%
6,378	Starbucks Corp.	372,412
2,735	Wynn Resorts Ltd.	313,458
		685,870
	Hardware - 1.35%
3,559	Nidec Corp. (b)	338,701
	Health Care Facilities & Services - 2.93%
2,555	UnitedHealth Group, Inc.	419,045
2,548	Universal Health Services, Inc. - Class B	317,099
		736,144
	Institutional Financial Services - 2.61%
5,647	Intercontinental Exchange, Inc.	338,086
6,318	SEI Investments Co.	318,680
		656,766

	Insurance - 3.03%
12,782	Admiral Group plc (b)	318,529
2,665	Berkshire Hathaway, Inc. - Class B (a)	444,202
		762,731
	Iron & Steel - 1.24%
8,948	Steel Dynamics, Inc.	311,033
	Manufactured Goods - 0.51%
284,328	China Zhongwang Holdings Ltd. (b)	127,685
	Media - 9.99%
296	Alphabet, Inc. - Class A (a)	250,949
10,205	CyberAgent, Inc. (b)	302,034
5,089	DISH Network Corp. - Class A (a)	323,100
1,766	Facebook, Inc. - Class A (a)	250,860
15,000	GMO Internet, Inc. (b)	177,311
2,333	Netflix Inc. (a)	344,841
23,507	Seek Ltd. (b)	285,913
2,907	VeriSign, Inc. (a)	253,229
14,773	Yandex NV - Class A (a)(b)	323,972
		2,512,209
	Medical Equipment & Devices - 2.60%
434	Intuitive Surgical, Inc. (a)	332,648
2,059	Waters Corp. (a)	321,842
		654,490
	Oil, Gas & Coal - 3.93%
14,193	AltaGas Ltd. (b)	328,717
6,935	Continental Resources, Inc. (a)	314,988
15,903	Kinder Morgan, Inc.	345,731
		989,436
	Real Estate - 2.47%
6,580	Colliers International Group, Inc. (b)	311,274
34,851	Hemfosa Fastigheter AB (b)	311,147
		622,421
	Recreation Facilities & Services - 2.44%
20,318	Corporate Travel Management Ltd. (b)	310,925
13,767	Flight Centre Travel Group Ltd. (b)	303,759
		614,684
	Retail - Consumer Staples - 4.08%
2,149	Costco Wholesale Corp.	360,366
4,325	Walgreens Boots Alliance, Inc.	359,191
10,310	Whole Foods Market, Inc.	306,413
		1,025,970
	Retail - Discretionary - 4.74%
632	Amazon.com, Inc. (a)	560,293
6,554	L Brands, Inc.	308,694
31,239	Rakuten, Inc. (b)	312,867
700	SM Investments Corp. (b)	9,717
		1,191,571
	Semiconductors - 2.24%
6,066	Mellanox Technologies Ltd. (a)(b)	309,063
2,336	NVIDIA Corp.	254,460
		563,523
	Software - 8.18%
5,436	Cerner Corp. (a)	319,909
3,095	Check Point Software Technologies Ltd. (a)(b)	317,733
6,078	CyberArk Software Ltd. (a)(b)	309,188
15,814	Koei Tecmo Holdings Co. Ltd. (b)	300,144
1,086	NetEase, Inc. - ADR	308,424
3,058	Salesforce.com, Inc. (a)	252,254
3,472	Synopsys, Inc. (a)	250,435
		2,058,087

	Specialty Finance - 3.85%
4,149	Capital One Financial Corp.	359,553
33,353	Financial Products Group Co. Ltd. (b)	295,692
9,403	Green Dot Corp. - Class A (a)	313,684
		968,929
	Technology Services - 1.27%
2,955	Teleperformance (b)	319,181
	Telecommunications - 2.57%
4,896	SoftBank Group Corp. (b)	345,750
6,804	United Internet AG (b)	301,084
		646,834
	Transportation & Logistics - 1.40%
1,803	FedEx Corp.	351,855
	TOTAL COMMON STOCKS (Cost $21,250,465)	22,412,908

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.35%
	Real Estate - 1.35%
6,554	Prologis, Inc.	340,022
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $339,015)	340,022

	MONEY MARKET FUNDS - 3.85%
967,912	First American Treasury Obligations Fund - Class Z, 0.61% (c)	967,911
	TOTAL MONEY MARKET FUNDS (Cost $967,911)	967,911

	Total Investments (Cost $22,557,391) - 94.30%	23,720,841
	Other Assets in Excess of Liabilities - 5.70%	1,435,083
	TOTAL NET ASSETS - 100.00%	$25,155,924
Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as classified by the Fund's Investment Advisor, in accordance to the definition in the Fund's prospectus.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of Investments	$22,557,391
Gross Unrealized Appreciation	1,593,706
Gross Unrealized Depreciation	(430,256)
Net Unrealized Appreciation	$1,163,450

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

EntrepreneurShares Global Fund
Securities by Country of Risk
March 31, 2017 (Unaudited)

Percent of Net
Country	Assets
United States	54.8%
Japan	8.2%
Israel	3.7%
United Kingdom	3.7%
Hong Kong	3.7%
Cayman Islands	3.6%
Australia	3.6%
Canada	3.3%
China	1.8%
Russia	1.3%
France	1.3%
Switzerland	1.3%
Sweden	1.2%
Singapore	1.2%
Germany	1.2%
Mexico	0.4%
Philippines	0.0%
94.3%

Entrepreneur U.S. All Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 93.91%
	Apparel & Textile Products - 0.96%
55,204	Skechers U.S.A., Inc. - Class A (a)	$1,515,350
	Asset Management - 1.13%
44,720	Cohen & Steers, Inc.	1,787,458
	Banking - 5.33%
43,561	Bank of the Ozarks, Inc.	2,265,608
73,183	Live Oak Bancshares, Inc.	1,584,412
23,475	Pinnacle Financial Partners, Inc.	1,559,914
27,289	Preferred Bank	1,464,328
65,587	TriState Capital Holdings, Inc. (a)	1,531,456
		8,405,718
	Biotechnology & Pharmaceutical - 10.44%
34,558	Aclaris Therapeutics, Inc. (a)	1,030,520
19,416	Clovis Oncology, Inc. (a)	1,236,217
108,150	Corcept Therapeutics, Inc. (a)	1,185,324
46,710	FibroGen, Inc. (a)	1,151,402
75,749	Ironwood Pharmaceuticals, Inc. - Class A (a)	1,292,278
17,872	Kite Pharma, Inc. (a)	1,402,773
94,612	Omeros Corp. (a)	1,430,533
26,105	Puma Biotechnology, Inc. (a)	971,106
14,198	Seattle Genetics, Inc. (a)	892,486
40,359	Supernus Pharmaceuticals, Inc. (a)	1,263,237
11,213	TESARO, Inc. (a)	1,725,344
157,411	TherapeuticsMD, Inc. (a)	1,133,359
6,667	United Therapeutics Corp. (a)	902,578
52,289	XBiotech, Inc. (a)	862,246
		16,479,403
	Commercial Services - 4.56%
22,328	Cimpress NV (a)	1,924,450
24,715	CorVel Corp. (a)	1,075,103
83,027	The Hackett Group, Inc.	1,618,196
19,924	Insperity, Inc.	1,766,263
41,527	National Research Corp. - Class A	818,082
		7,202,094
	Consumer Products - 4.88%
41,255	The Hain Celestial Group, Inc. (a)	1,534,686
42,532	Inter Parfums, Inc.	1,554,545
13,578	J&J Snack Foods Corp.	1,840,634
21,895	National Beverage Corp.	1,850,784
62,052	Primo Water Corp. (a)	842,666
2,211	Seneca Foods Corp. - Class A (a)	79,817
		7,703,132
	Consumer Services - 1.02%
59,229	Carriage Services, Inc.	1,606,291
	Design, Manufacturing & Distribution - 0.98%
38,057	Sanmina Corp. (a)	1,545,114
	Engineering & Construction Services - 1.07%
78,738	Mistras Group, Inc. (a)	1,683,418
	Gaming, Lodging & Restaurants - 3.83%
31,909	The Cheesecake Factory, Inc.	2,021,754
24,843	Papa John's International, Inc.	1,988,434
45,703	Texas Roadhouse, Inc.	2,035,155
		6,045,343

	Hardware - 5.22%
151,679	A10 Networks, Inc. (a)	1,387,863
62,299	Super Micro Computer, Inc. (a)	1,579,280
34,422	Ubiquiti Networks, Inc. (a)	1,730,050
31,300	ViaSat, Inc. (a)	1,997,566
96,354	Vicor Corp. (a)	1,551,299
		8,246,058
	Health Care Facilities & Services - 3.47%
67,686	Diplomat Pharmacy, Inc. (a)	1,079,592
59,472	The Ensign Group Inc.	1,118,073
19,072	LHC Group, Inc. (a)	1,027,981
83,279	Natera, Inc. (a)	738,685
23,884	PAREXEL International Corp. (a)	1,507,319
		5,471,650
	Home & Office Products - 3.12%
60,989	Century Communities, Inc. (a)	1,549,121
50,310	LGI Homes, Inc. (a)	1,706,012
40,744	Meritage Homes Corp. (a)	1,499,379
16,863	The New Home Co., Inc. (a)	176,387
		4,930,899
	Institutional Financial Services - 1.09%
44,604	Moelis & Co. - Class A	1,717,254
	Insurance - 1.37%
19,512	Kinsale Capital Group, Inc.	625,165
106,676	State National Co., Inc.	1,536,134
		2,161,299
	Iron & Steel - 0.94%
42,640	Steel Dynamics, Inc.	1,482,166
	Media - 5.96%
242,116	Entravision Communications Corp. - Class A	1,501,119
43,814	HealthStream, Inc. (a)	1,061,613
27,634	Nexstar Broadcasting Group, Inc. - Class A	1,938,525
40,940	Shutterstock, Inc. (a)	1,692,869
39,257	The Trade Desk Inc. - Class A (a)	1,462,323
79,066	World Wrestling Entertainment, Inc. - Class A	1,756,847
		9,413,296
	Medical Equipment & Devices - 3.18%
43,779	Globus Medical, Inc. - Class A (a)	1,296,734
16,931	Masimo Corp. (a)	1,578,985
32,931	Merit Medical Systems, Inc. (a)	951,706
44,491	NxStage Medical, Inc. (a)	1,193,693
		5,021,118
	Oil, Gas & Coal - 1.23%
81,647	Matador Resources Co. (a)	1,942,382
	Renewable Energy - 0.83%
199,395	Ameresco, Inc. - Class A (a)	1,306,037
	Retail - Consumer Staples - 0.98%
52,194	Whole Foods Market, Inc.	1,551,206
	Retail - Discretionary - 0.09%
14,690	1-800-Flowers.com, Inc. - Class A (a)	149,838
	Semiconductors - 4.40%
54,290	Impinj, Inc. (a)	1,643,358
12,690	IPG Photonics Corp. (a)	1,531,683
113,331	IXYS Corp.	1,648,966
23,066	Monolithic Power Systems, Inc.	2,124,379
		6,948,386

	Software - 12.59%
59,866	Benefitfocus, Inc. (a)	1,673,255
101,373	Box, Inc. - Class A (a)	1,653,394
28,696	HubSpot, Inc. (a)	1,737,543
117,596	NantHealth, Inc. (a)	583,276
45,944	New Relic, Inc. (a)	1,703,144
29,603	Omnicell, Inc. (a)	1,203,362
34,690	Paycom Software, Inc. (a)	1,995,022
73,512	PDF Solutions, Inc. (a)	1,662,841
41,698	Pegasystems, Inc.	1,828,457
50,980	RealPage, Inc. (a)	1,779,202
42,648	SS&C Technologies Holdings, Inc.	1,509,739
115,764	VASCO Data Security International, Inc. (a)	1,562,814
19,026	Veeva Systems, Inc. - Class A (a)	975,653
		19,867,702
	Specialty Finance - 4.43%
39,419	Air Lease Corp.	1,527,486
18,461	Euronet Worldwide, Inc. (a)	1,578,785
47,816	Green Dot Corp. - Class A (a)	1,595,142
13,497	LendingTree, Inc. (a)	1,691,849
41,490	Liberty Tax, Inc.	591,232
		6,984,494
	Technology Services - 6.45%
29,409	EPAM Systems, Inc. (a)	2,220,968
38,926	ExlService Holdings, Inc. (a)	1,843,535
38,830	Forrester Research, Inc.	1,543,493
8,110	MarketAxess Holdings, Inc.	1,520,544
25,805	Medidata Solutions, Inc. (a)	1,488,690
52,608	TeleTech Holdings, Inc.	1,557,197
		10,174,427
	Telecommunications - 3.41%
43,459	Cogent Communications Holdings, Inc.	1,870,910
78,949	General Communication, Inc. - Class A (a)	1,642,139
65,968	RingCentral, Inc. - Class A (a)	1,866,895
		5,379,944
	Waste & Environmental Services & Equipment - 0.95%
26,815	Clean Harbors, Inc. (a)	1,491,450
	TOTAL COMMON STOCKS (Cost $127,157,084)	148,212,927

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.24%
	Real Estate - 2.24%
37,079	The GEO Group, Inc.	1,719,353
141,019	Medical Properties Trust, Inc.	1,817,735
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $2,889,579)	3,537,088

	MONEY MARKET FUNDS - 3.50%
5,522,033	First American Treasury Obligations Fund - Class Z, 0.61% (b)	5,522,033
	TOTAL MONEY MARKET FUNDS (Cost $5,522,033)	5,522,033

	Total Investments (Cost $135,568,696) - 99.65%	157,272,048
	Other Assets in Excess of Liabilities - 0.35%	554,710
	TOTAL NET ASSETS - 100.00%	$157,826,758

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of Investments	$135,568,696
Gross Unrealized Appreciation	24,793,928
Gross Unrealized Depreciation	(3,090,576)
Net Unrealized Appreciation	$21,703,352
* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.34%
	Aerospace & Defense - 0.90%
4,543	Huntington Ingalls Industries, Inc.	$909,690
	Apparel & Textile Products - 1.18%
60,501	Under Armour, Inc. - Class A (a)	1,196,710
	Asset Management - 1.18%
3,133	BlackRock, Inc.	1,201,537
	Automotive - 0.98%
46,375	Gentex Corp.	989,179
	Biotechnology & Pharmaceutical - 7.09%
15,024	Gilead Sciences, Inc.	1,020,430
9,182	Jazz Pharmaceuticals plc (a)	1,332,584
5,945	Regeneron Pharmaceuticals, Inc. (a)	2,303,747
18,086	Seattle Genetics, Inc. (a)	1,136,886
10,284	United Therapeutics Corp. (a)	1,392,248
		7,185,895
	Commercial Services - 1.23%
9,832	Cintas Corp.	1,244,141
	Consumer Products - 5.46%
19,702	Brown-Forman Corp. - Class B	909,838
7,704	Constellation Brands, Inc. - Class A	1,248,587
28,015	The Hain Celestial Group, Inc. (a)	1,042,158
7,352	The JM Smucker Co.	963,700
29,667	Monster Beverage Corp. (a)	1,369,726
		5,534,009
	Gaming, Lodging & Restaurants - 6.41%
4,425	Chipotle Mexican Grill, Inc. (a)	1,971,426
43,100	Starbucks Corp.	2,516,609
17,571	Wynn Resorts Ltd.	2,013,812
		6,501,847
	Hardware - 4.38%
21,398	Apple, Inc.	3,074,037
10,331	Arista Networks, Inc. (a)	1,366,481
		4,440,518
	Health Care Facilities & Services - 5.06%
24,993	MEDNAX, Inc. (a)	1,734,014
10,050	UnitedHealth Group, Inc.	1,648,301
14,055	Universal Health Services, Inc. - Class B	1,749,145
		5,131,460
	Home & Office Products - 0.67%
2,950	Mohawk Industries, Inc. (a)	676,995
	Institutional Financial Services - 3.75%
33,839	Intercontinental Exchange, Inc.	2,025,941
35,124	SEI Investments Co.	1,771,654
		3,797,595
	Insurance - 1.82%
4	Berkshire Hathaway, Inc. - Class A (a)	999,400
5,086	Berkshire Hathaway, Inc. - Class B (a)	847,734
		1,847,134

	Media - 15.16%
3,724	Alphabet, Inc. - Class A (a)	3,157,207
3,820	Alphabet, Inc. - Class C (a)	3,168,919
29,595	DISH Network Corp. - Class A (a)	1,878,987
34,029	Facebook, Inc. - Class A (a)	4,833,819
15,796	Netflix, Inc. (a)	2,334,807
		15,373,739
	Medical Equipment & Devices - 2.31%
1,686	Intuitive Surgical, Inc. (a)	1,292,269
6,717	Waters Corp. (a)	1,049,934
		2,342,203
	Oil, Gas & Coal - 2.86%
40,746	Antero Resources Corp. (a)	929,416
21,539	Continental Resources, Inc. (a)	978,302
45,800	Kinder Morgan, Inc.	995,692
		2,903,410
	Retail - Consumer Staples - 3.03%
6,615	Costco Wholesale Corp.	1,109,269
9,373	Walgreens Boots Alliance, Inc.	778,428
39,920	Whole Foods Market, Inc.	1,186,422
		3,074,119
	Retail - Discretionary - 7.66%
5,447	Amazon.com, Inc. (a)	4,828,983
20,189	L Brands, Inc.	950,902
3,048	O'Reilly Automotive, Inc. (a)	822,472
48,914	Urban Outfitters, Inc. (a)	1,162,197
		7,764,554
	Semiconductors - 5.71%
10,725	IPG Photonics Corp. (a)	1,294,508
28,840	Microchip Technology, Inc.	2,127,815
21,728	NVIDIA Corp.	2,366,831
		5,789,154
	Software - 10.10%
15,994	Akamai Technologies, Inc. (a)	954,842
33,985	Cerner Corp. (a)	2,000,017
48,103	Fortinet, Inc. (a)	1,844,750
29,266	Salesforce.com, Inc. (a)	2,414,152
50,456	SS&C Technologies Holdings, Inc.	1,786,143
17,253	Synopsys, Inc. (a)	1,244,459
		10,244,363
	Technology Services - 1.29%
6,316	CoStar Group, Inc. (a)	1,308,802
	Telecommunications - 1.99%
61,245	Zayo Group Holdings, Inc. (a)	2,014,961
	Transportation & Logistics - 2.12%
11,010	FedEx Corp.	2,148,601
	TOTAL COMMON STOCKS (Cost $82,517,290)	93,620,616

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.95%
	Real Estate - 4.95%
14,849	Alexandria Real Estate Equities, Inc.	1,641,111
34,220	Prologis, Inc.	1,775,334
15,968	Vornado Realty Trust	1,601,750
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,202,333)	5,018,195

	MONEY MARKET FUNDS - 2.73%
2,774,104	First American Treasury Obligations Fund - Class Z, 0.61% (b)	2,774,104
	TOTAL MONEY MARKET FUNDS (Cost $2,774,104)	2,774,104

	Total Investments (Cost $90,493,727) - 100.02%	101,412,915
	Liabilities in Excess of Other Assets - (0.02)%	(23,912)
	TOTAL NET ASSETS - 100.00%	$101,389,003

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of Investments	$90,493,727
Gross Unrealized Appreciation	13,756,264
Gross Unrealized Depreciation	(2,837,076)
Net Unrealized Appreciation	$10,919,188

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investment Valuations (Unaudited)
The following is a summary of the Funds' pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.
In determining the net asset value ("NAV") of the Funds' shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ")) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter ("OTC") market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the "Board"). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the "SEC"); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund's investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund's investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could  be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund's own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds' perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds' investments as of March 31, 2017.

EntrepreneurShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,412,908	$-	$-	$22,412,908
Real Estate Investment Trusts	340,022	-	-	340,022
Money Market Funds	967,911	-	-	967,911
Total Investments	$23,720,841	$-	$-	$23,720,841

EntrepreneurShares U.S. All Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$148,212,927	$-	$-	$148,212,927
Real Estate Investment Trusts	3,537,088	-	-	3,537,088
Money Market Funds	5,522,033	-	-	5,522,033
Total Investments	$157,272,048	$-	$-	$157,272,048

EntrepreneurShares U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$93,620,616	$-	$-	$93,620,616
Real Estate Investment Trusts	5,018,195	-	-	5,018,195
Money Market Funds	2,774,104	-	-	2,774,104
Total Investments	$101,412,915	$-	$-	$101,412,915

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended March 31, 2017, the Funds had no transfers of securities between levels and no investments in derivative instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments at the period ended March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)* /s/ Dr. Joel M. Shulman
                                              Dr. Joel M. Shulman, President

Date  May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman
                                              Dr. Joel M. Shulman, President

Date  May 15, 2017

By (Signature and Title)* /s/ David Cragg
                                              David Cragg, Treasurer

Date  May 15, 2017

* Print the name and title of each signing officer under his or her signature.